Note 20 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
20.	Related party transactions

The Company has entered into office space rental arrangements and property management contracts with minority shareholders of certain subsidiaries. The business purpose of the transactions is to rent office space for the Company and to generate property management revenues for the Company. The recorded amount of the rent expense for the year ended
December 31, 2018
was
$420
(
2017
-
$356
). The recorded amount of the property management revenues for year ended
December 31, 2018
was
$585
(
2017
-
$635
). These amounts are settled monthly in cash, and are priced at market rates. The rental arrangements have fixed terms of up to
10
years. The property management contracts have terms of
one
to
three
years.

As at
December 31, 2018,
the Company had
$6,465
of loans receivable from non-controlling shareholders (
December 31, 2017 -
$8,093
). The majority of the loans receivable represent amounts assumed in connection with acquisitions and amounts issued to non-controlling interests to finance the sale of non-controlling interests in subsidiaries to senior managers. The loans are of varying principal amounts and interest rates which range from nil
to
4.0%.
These loans are due on demand or mature on various dates up to
2026,
but are open for repayment without penalty at any time.